Document and Entity Information	Oct. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2021
Entity Registrant Name	South Plains Financial, Inc.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-38895
Entity Tax Identification Number	75-2453320
Entity Address, Address Line One	5219 City Bank Parkway
Entity Address, City or Town	Lubbock
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79407
City Area Code	806
Local Phone Number	792-7101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001163668
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	SPFI
Security Exchange Name	NASDAQ